Employee benefits - Summary of Sensitivity of the Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	¥ 14,362	¥ 16,042
Increase in significant weighted-average	(12,077)	(13,201)
Foreign Defined Benefit Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	3,657	3,487
Increase in significant weighted-average	¥ (3,493)	¥ (3,316)